CERTIFICATION OF
                      STRONG HERITAGE RESERVE SERIES, INC.
                       ON BEHALF OF THE FOLLOWING SERIES:
                           STRONG HERITAGE MONEY FUND
                          STRONG INVESTORS MONEY FUND


STRONG HERITAGE RESERVE SERIES, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.

2. Reference is made to the Strong Heritage Money and Strong Investors Money Funds' Prospectuses and Statement of Additional Information each dated March 31, 2000 filed by the Registrant pursuant to Post-Effective Amendment No. 14 (File No. 33-59361; 811-7285), which was filed with the Securities and Exchange Commission on March 28, 2000 (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent post-effective amendment filed by the Registrant.

4. The form of Strong Heritage Money and Strong Investors Money Funds' Prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5.     The text of the Post-Effective Amendment has been filed electronically.

                         STRONG HERITAGE RESERVE SERIES, INC.


                         /S/ JOHN S. WEITZER
                         By:     John S. Weitzer
                         Title:  Vice President


Dated: April 7, 2000






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